Securities (Details 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	$ 88,153	$ 58,505
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,515	879
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	9,094	21,934
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	510	1,425
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	97,247	80,439
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	2,025	2,304
Equity Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	1
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	1
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	2	3
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	6	3
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	2	4
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	6	4
Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	88,153	58,504
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,515	878
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	9,092	21,931
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	504	1,422
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	97,245	80,435
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	2,019	2,300
Mortgage-backed securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	49,753	44,488
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	690	665
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	2,284	5,678
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	283	878
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	52,037	50,166
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	973	1,543
U.S. government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	14,039	43,235
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	297	603
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	644
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	5
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	14,039	43,879
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	297	608
Commercial and other [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	548	679
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	14	34
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	11	229
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	3	29
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	559	908
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	17	63
Prime and Alt A [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	183
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	27
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	1,193	3,032
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	250	780
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	1,193	3,215
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	250	807
Subprime (Member)
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	0
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	0
Non U S (Member)
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	35,166	391
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	379	1
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	1,080	1,773
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	30	64
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	36,246	2,164
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	409	65
U.S. Treasury and government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	921	8,433
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	28	135
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	921	8,433
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	28	135
Obligations of U.S. states and municipalities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	6,890	472
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	330	11
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	20	389
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	8	14
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	6,910	861
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	338	25
Certificates of Deposit [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	1,771	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	2	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	1,771	0
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	2	0
Non-U.S. government debt securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	6,960	2,471
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	28	46
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	835
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	5
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	6,960	3,306
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	28	51
Corporate Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	18,783	1,831
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	418	12
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	90	4,634
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	1	18
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	18,873	6,465
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	419	30
Credit card receivables, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	345	745
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	5	26
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	345	745
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	5	26
Collateralized debt obligations, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	460	42
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	10	1
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	6,321	7,883
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	200	435
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	6,781	7,925
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	210	436
Other, Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	2,615	767
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	9	8
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	32	1,767
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	7	46
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	2,647	2,534
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	$ 16	$ 54